Related party transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related party transactions
Schedule of Management and directors' key management compensation transactions

	Management		Share-based
	Compensation	Directors’ fees	payments	Total
	$	$	$	$
Year ended December 31, 2022
Directors and officers	880,387	127,053	404,573	1,412,013

Year ended December 31, 2023
Directors and officers	974,240	182,675	77,779	1,234,694

Year ended December 31, 2024
Directors and officers	815,935	172,229	85,680	1,073,845